UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7043

Name of Registrant:	Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2006 - February 28, 2007

Item 1:	Reports to Shareholders

Vanguard® Money Market Funds

> Semiannual Report

February 28, 2007

>	The Federal Reserve Board left its short-term target for interest rates unchanged throughout the six-month period.

>	Yields for the four Vanguard Money Market Funds remained attractive, and well ahead of inflation, ranging from 4.83% to 5.25%.

>	The funds’ total returns outpaced the average returns of their money market peers.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Prime Money Market Fund	8
Federal Money Market Fund	25
Treasury Money Market Fund	34
Admiral Treasury Money Market Fund	41
About Your Fund’s Expenses	49
Glossary	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Total Returns
	Six Months Ended		Twelve Months Ended
	February 28, 2007		February 28, 2007
		Average		Average
	Vanguard	Competing	Vanguard	Competing
Vanguard Money Market Fund	Fund	Fund[1]	Fund	Fund[1]
Prime
Investor Shares (Yield[2]: 5.10%)	2.6%	2.2%	5.0%	4.4%
Institutional Shares[3] (Yield[2]: 5.25%)	2.6	2.5	5.2	4.9
Federal (Yield[2]: 5.06%)	2.5	2.3	5.0	4.4
Treasury (Yield[2]: 4.83%)	2.4	2.1	4.7	4.2
Admiral Treasury[4] (Yield[2]: 4.98%)	2.5	2.1	4.9	4.2

1 Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the iMoneyNet Money Fund Report’s Average 100% Treasury Fund. For the Prime and Federal Money Market Funds, peer-group returns are derived from data provided by Lipper Inc.; for the Treasury and Admiral Treasury Money Market Funds, data provided by iMoneyNet, Inc.

2 SEC 7-day annualized yield as of February 28, 2007. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Minimum initial investment is $50,000.

Chairman’s Letter

Dear Shareholder,

During the fiscal half-year ended February 28, 2007, money market fund yields remained attractive—both on an absolute basis and relative to fixed income alternatives—as the Federal Reserve Board kept interest rates steady.

All of the Vanguard Money Market Funds outperformed their peer-group averages for the fiscal period, with total returns ranging from 2.4% for the Treasury Money Market Fund to 2.6% for the Prime Money Market Fund. The share price of each fund remained $1, as is expected but not guaranteed.

Over six-months’ time, the relationship between a fund’s annualized yield and total return can be obscure. To provide a better sense of the relationship, the table on page 1 shows returns for the funds and their peers over not just the past six months but the last 12 months, too. Again for the past year, the funds’ returns outpaced the average returns of their peers.

The Fed held firm on rates, prompting a bond rally

The Federal Reserve held its target for the federal funds rate at 5.25% throughout the fiscal period. Treasury bond markets responded with improved prices and declining yields across the maturity spectrum, affirming the Fed’s view that inflation was under control.

The exception to falling yields was at the shortest end of the maturity range, where the yield of 3-month Treasuries increased. The result was a more steeply inverted yield curve. In this environment, longer-term securities outperformed shorter-term issues. Corporate bonds generally outperformed municipal issues.

Steady climb in U.S. stocks was interrupted late in February

U.S. stocks climbed at such a healthy pace during the six months that they produced robust gains despite a sharp pullback at the end. Strong profit growth, solid consumer spending, and restrained inflation buoyed returns for most of the period. The last few days of February saw a sudden reversal in the market, as investors reacted to turmoil in Chinese markets, signs of slower growth in gross domestic product, and news that manufacturing orders fell steeply in January.

Barely more than a percentage point separated six-month gains for large-capitalization and small-cap stocks. Across market capitalizations, the performance of growth-oriented stocks trailed that of value-oriented stocks. International and emerging markets continued to hold an edge over returns in U.S. markets. Returns for U.S. investors were boosted by a weakened dollar.

Yields of money markets remained attractive

After touching all-time lows just a few years ago, money market fund yields were

Market Barometer
			Total Returns
		Periods Ended February 28, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	3.7%	5.5%	5.0%
Lehman Municipal Bond Index	2.9	5.0	5.1
Citigroup 3-Month Treasury Bill Index	2.5	4.9	2.4

Stocks
Russell 1000 Index (Large-caps)	9.7%	12.3%	7.6%
Russell 2000 Index (Small-caps)	10.8	9.9	12.4
Dow Jones Wilshire 5000 Index (Entire market)	10.2	12.4	8.5
MSCI All Country World Index ex USA (International)	12.4	20.4	18.0

CPI
Consumer Price Index	–0.2%	2.4%	2.7%

1 Annualized.

among the fixed income market’s bright spots during the past six months. The yields of the Vanguard Money Market Funds started the period around 5%—well above inflation—and remained there through February. This stability reflected the Fed’s decision to leave its target for short-term interest rates unchanged during that time. The Fed’s governing board said after its January meeting that its steady-as-she-goes policy was most likely to lead to “sustainable” growth in the economy while keeping inflation in check.

The table below shows the SEC seven-day yields for the four funds. They ranged from 4.83% for the Treasury Money Market Fund to 5.25% for the Institutional Shares of the Prime Money Market Fund. These yields largely reflected the different levels of risk and expected return inherent in the types of securities each fund holds.

During the past six months, Vanguard Fixed Income Group, the funds’ advisor, nudged the Prime and Federal Money Market Funds’ average maturities toward the midpoint of their typical range, reasoning that this positioning provided the best balance of yield and portfolio management flexibility during a period of stable interest rates. In the Treasury and Admiral Treasury funds, the advisor responded to the unusual dynamics of short-term Treasury bill rates with modest shifts in the portfolios’ average maturities.

At Vanguard, we are steadfast in our belief that low costs carry the day. This is especially true for money market funds. All four Vanguard Money Market Funds maintained a significant cost advantage over their peers, thus leaving a larger share of their rewards in your pocket.

Changes in Yields
		SEC 7-Day Annualized Yield
	February 28,	August 31,	February 28,
Money Market Fund	2007	2006	2006
Prime
Investor Shares	5.10%	5.11%	4.28%
Institutional Shares	5.25	5.31	4.48
Federal	5.06	5.05	4.24
Treasury	4.83	4.75	4.04
Admiral Treasury	4.98	4.92	4.16

For a comparison of the annualized expense ratios of the funds and their peers, see the table below.

Stay focused on the role of money market funds

Vanguard’s low-cost, high-quality money market funds have shone over the last six months or so, providing stability of principal for your cash reserves and an opportunity to stay ahead of inflation. Yet, it’s important to remember that whether interest rates are going up or down, and whatever their current yields or returns, money market funds are designed primarily for short-term saving, not long-term investing.

Prudent investors seek to diversify both among and within asset classes, by allocating their resources not only to money market funds but also to broadly based domestic and international stock and bond funds. Historically, these asset classes in concert have provided the sort of returns that are most likely to help you achieve investing success over the long run and reach your financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

March 15, 2007

Annualized Expense Ratios[1]
Your fund compared with its peer group
	Fund	Peer-Group
	Expense	Expense
Money Market Fund	Ratio	Ratio[1]
Prime
Investor Shares	0.26%	0.91%
Institutional Shares	0.09	0.44
Federal	0.26	0.81
Treasury	0.26	0.76
Admiral Treasury	0.11	0.76

1 Fund expense ratios reflect the six months ended February 28, 2007. Peer groups are: for the Prime Money Market Fund Investor Shares, the Average Money Market Fund; for the Prime Money Market Institutional Shares, the Average Institutional Money Market Fund; for the Federal Money Market Fund, the Average Government Money Market Fund; for the Treasury and Admiral Treasury Money Market Funds, the Average U.S. Treasury Money Market Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

Advisor’s Report

During the six months ended February 28, 2007, the Vanguard Money Market Funds benefited from the relatively high yields among short-term securities. Six-month returns ranged from 2.4% for the Treasury Money Market Fund to 2.6% for the Prime Money Market Fund.

Investment environment

Although inflation measures remained elevated, the Federal Reserve suspended its series of interest rate increases in favor of allowing the lagged effect of past rate hikes to filter through the economy. This new course, which had its dissenters, was based on economic models projecting that inflation pressures would decline without further intervention by the Fed.

Weakness in interest-rate-sensitive sectors of the economy, particularly housing and autos, exceeded expectations in the second half of 2006, raising some doubt that the Fed’s soft-landing scenario would come to pass. The market quickly shifted gears, reversing the outlook for steady interest rates, and began to prepare for the possibility of eventual “easing” by the Fed in the form of lower short-term rates.

Better-than-anticipated holiday sales, combined with a warm-weather boost in the housing market, gave investors an opportunity to reconsider in early 2007, temporarily reversing the downward trend in interest rates.

Although the outlook remained uncertain at the end of the fiscal six months, expectations of Fed easing were again beginning to filter through the market as concerns about delinquencies in the subprime mortgage market took center stage. The headlines were painting a grim picture, but barring exogenous shocks to the financial marketplace, we expect the housing market to stabilize by the end of 2007.

The management of the funds

In the Prime Money Market Fund, we kept our average maturity in the bearish band early in the period, allowing the assets to turn over more frequently so that the fund could take advantage of rising interest rates. When it became clear that the Fed was comfortable leaving the federal funds target rate at 5.25%, we moved the fund’s average weighted maturity back into the neutral band. Our view was, and remains, that the Fed is unlikely to modify the present course of monetary policy in the foreseeable future. Throughout the fiscal half-year, we focused our investments on the 1- to 3-month maturity range.

The Federal Money Market Fund primarily invests in agency discount notes, which are issued by government-sponsored enterprises (GSEs). Supply has stabilized as issuance has moderated. These securities trade at yields below the federal funds target, so we work to add value by investing a large portion of the fund’s assets in overnight repurchase agreements, which track the fed funds rate more closely.

The Admiral and Treasury Money Market Funds periodically moved between our neutral and bullish ranges during the half-year because of the unique nature of the Treasury bill curve, which is frequently at odds with other money market yield curves. Volatility in the Treasury bill curve results primarily from seasonal fluctuations in the Treasury’s financing requirements. Upside surprises in tax receipts can contribute to frequent changes in the Treasury’s financing needs, leading to periodic bouts of reduced issuance.

As always, the Vanguard Money Market Funds’ low expense ratios helped us to maximize the shareholder benefits of these portfolio management strategies. During the six-month period, all four of the funds topped the average returns of their peer groups.

David R. Glocke, Principal

Vanguard Fixed Income Group

March 16, 2007

Prime Money Market Fund

Fund Profile

As of February 28, 2007

Financial Attributes

Yield
Investor Shares	5.1%
Institutional Shares	5.3%
Average Weighted Maturity	54 days
Average Quality[1]	Aa1
Expense Ratio
Investor Shares	0.26%[2]
Institutional Shares	0.09%[2]

Distribution by Credit Quality[1] (% of portfolio)

Aaa	24%
Aa	73
A	3

Sector Diversification (% of portfolio)

Banker’s Acceptances	3%
Finance
Commercial Paper	25
Certificates of Deposit	52
Treasury/Agency	14
Other	6

1 Moody’s Investors Service.

2 Annualized.

See page 51 for a glossary of investment terms.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1996–February 28, 2007
	Prime Money
	Market Fund	Average
Fiscal	Investor Shares	Fund[1]
Year	Total Return	Total Return
1997	5.4%	4.8%
1998	5.5	4.9
1999	5.0	4.4
2000	5.9	5.3
2001	5.4	4.8
2002	2.1	1.4
2003	1.1	0.6
2004	0.8	0.4
2005	2.3	1.7
2006	4.4	3.7
2007[2]	2.6	2.2
SEC 7-Day Annualized Yield (2/28/2007): 5.10%

Average Annual Total Returns: Periods Ended December 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares	6/4/1975	4.88%	2.30%	3.77%
Institutional Shares	10/3/1989	5.08	2.51	3.97

1 Returns for Average Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended February 28, 2007.

Note: See Financial Highlights tables on pages 22 and 23 for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (13.9%)
[2,3]	Federal Farm Credit Bank	5.220%	4/6/07	74,000	73,989
[2,3]	Federal Home Loan Bank	5.205%	3/19/07	295,000	294,880
[2,3]	Federal Home Loan Bank	5.200%	4/24/07	195,000	194,876
2	Federal Home Loan Bank	5.212%	5/18/07	750,000	741,639
2	Federal Home Loan Bank	5.220%–5.222%	5/23/07	572,773	565,968
2	Federal Home Loan Bank	5.231%	5/25/07	320,000	316,099
[2,3]	Federal Home Loan Mortgage Corp.	5.235%	3/19/07	300,000	300,000
2	Federal Home Loan Mortgage Corp.	5.204%	4/3/07	31,905	31,756
2	Federal Home Loan Mortgage Corp.	5.209%	4/10/07	47,000	46,735
2	Federal Home Loan Mortgage Corp.	5.180%	5/15/07	65,171	64,483
2	Federal Home Loan Mortgage Corp.	5.236%	5/21/07	585,000	578,215
2	Federal Home Loan Mortgage Corp.	5.140%–5.151%	5/22/07	66,795	66,030
2	Federal Home Loan Mortgage Corp.	5.146%–5.151%	5/29/07	256,179	252,999
2	Federal Home Loan Mortgage Corp.	5.137%–5.223%	5/31/07	344,284	339,857
2	Federal Home Loan Mortgage Corp.	5.137%	6/5/07	75,000	73,999
2	Federal Home Loan Mortgage Corp.	5.210%	6/22/07	70,807	69,676
2	Federal Home Loan Mortgage Corp.	5.223%–5.228%	6/26/07	526,442	517,728
2	Federal National Mortgage Assn.	5.152%–5.233%	5/23/07	1,441,539	1,424,409
2	Federal National Mortgage Assn.	5.146%	5/30/07	196,000	193,540
2	Federal National Mortgage Assn.	5.223%	5/31/07	36,380	35,910
2	Federal National Mortgage Assn.	5.135%–5.151%	6/6/07	195,693	193,050
2	Federal National Mortgage Assn.	5.236%–5.239%	6/7/07	3,165,000	3,120,510
2	Federal National Mortgage Assn.	5.228%	6/20/07	61,951	60,977
2	Federal National Mortgage Assn.	5.228%	6/27/07	139,807	137,472
2	Federal National Mortgage Assn.	5.229%	6/29/07	9,708	9,543
2	Federal National Mortgage Assn.	5.109%–5.130%	8/31/07	593,132	578,363
2	Federal National Mortgage Assn.	5.106%	9/28/07	230,000	223,448
	U.S. Treasury Bill	4.971%	5/10/07	500,000	495,123
	U.S. Treasury Bill	4.986%	5/17/07	400,000	395,700
Total U.S. Government and Agency Obligations
(Cost $11,396,974)					11,396,974
Commercial Paper (25.4%)
Bank Holding Company (0.9%)
	HSBC USA, Inc.	5.356%	3/1/07	103,025	103,025
	HSBC USA, Inc.	5.289%	3/6/07	24,000	23,983
	HSBC USA, Inc.	5.289%	3/7/07	65,000	64,943
	HSBC USA, Inc.	5.360%	3/19/07	10,000	9,974
	HSBC USA, Inc.	5.299%	4/10/07	26,000	25,849

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	HSBC USA, Inc.	5.299%	4/12/07	98,825	98,222
	HSBC USA, Inc.	5.300%	4/25/07	50,000	49,600
	HSBC USA, Inc.	5.309%	5/7/07	50,000	49,512
	HSBC USA, Inc.	5.303%	6/15/07	45,000	44,316
	State Street Corp.	5.310%	5/1/07	275,000	272,558
					741,982
Finance—Auto (1.7%)
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.300%	3/5/07	162,000	161,906
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.298%	3/6/07	50,669	50,632
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.299%	3/7/07	50,677	50,633
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.300%	3/8/07	50,684	50,632
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.300%	3/9/07	123,000	122,857
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.304%	3/13/07	129,485	129,259
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.319%	4/9/07	35,000	34,801
	DaimlerChrysler Rev. Auto Conduit LLC 1	5.319%	5/22/07	11,780	11,639
	DaimlerChrysler Rev. Auto Conduit LLC 2	5.300%	3/8/07	22,000	21,978
	DaimlerChrysler Rev. Auto Conduit LLC 2	5.312%	3/19/07	85,862	85,636
	DaimlerChrysler Rev. Auto Conduit LLC 2	5.327%	4/5/07	40,000	39,795
	DaimlerChrysler Rev. Auto Conduit LLC 2	5.319%	5/22/07	21,000	20,749
	Toyota Motor Credit Corp.	5.299%	3/1/07	74,000	74,000
	Toyota Motor Credit Corp.	5.309%	5/1/07	468,000	463,845
	Toyota Motor Credit Corp.	5.313%	6/8/07	50,000	49,288
					1,367,650
Finance—Other (7.4%)
	American Express Credit Corp.	5.289%	5/1/07	100,000	99,115
4	CRC Funding, LLC	5.289%	3/12/07	50,000	49,920
4	CRC Funding, LLC	5.299%	3/14/07	144,000	143,727
4	CRC Funding, LLC	5.297%	3/15/07	50,000	49,898
4	CRC Funding, LLC	5.302%	3/19/07	102,500	102,231
4	CRC Funding, LLC	5.296%	3/20/07	20,000	19,944
4	CRC Funding, LLC	5.302%	3/21/07	170,000	169,504
4	CRC Funding, LLC	5.298%	4/10/07	37,000	36,784
4	CRC Funding, LLC	5.307%	4/13/07	44,615	44,336
4	Cafco, LLC	5.299%	3/14/07	106,000	105,799
4	Cafco, LLC	5.298%	3/19/07	100,000	99,737
4	Cafco, LLC	5.296%	3/20/07	100,000	99,723
4	Cafco, LLC	5.294%	3/22/07	98,000	97,700
4	Cafco, LLC	5.294%	3/23/07	172,000	171,448
4	Ciesco LLC	5.301%	3/13/07	87,529	87,376
4	Ciesco LLC	5.299%	3/15/07	200,000	199,591
4	Ciesco LLC	5.305%	3/16/07	10,000	9,978
4	Ciesco LLC	5.296%	3/20/07	58,240	58,079
4	Ciesco LLC	5.297%	3/21/07	50,000	49,854
4	Ciesco LLC	5.304%	3/22/07	48,000	47,853
	General Electric Capital Corp.	5.358%	3/12/07	475,000	474,242
	General Electric Capital Corp.	5.359%	3/14/07	500,000	499,058
	General Electric Capital Corp.	5.299%	5/14/07	700,000	692,475
4	GovCo Inc.	5.299%	3/7/07	57,000	56,950
4	GovCo Inc.	5.314%	4/23/07	369,250	366,399
4	Liberty Street Funding Corp.	5.288%	3/1/07	30,900	30,900
4	Liberty Street Funding Corp.	5.292%	3/7/07	287,000	286,748
4	Liberty Street Funding Corp.	5.297%	3/26/07	71,000	70,741
4	Liberty Street Funding Corp.	5.304%	3/27/07	10,000	9,962
4	Liberty Street Funding Corp.	5.294%	3/29/07	30,000	29,878
4	Liberty Street Funding Corp.	5.308%	5/15/07	15,000	14,836

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Liberty Street Funding Corp.	5.308%	5/21/07	17,162	16,960
4	Old Line Funding, LLC	5.324%	3/2/07	43,323	43,317
4	Old Line Funding, LLC	5.287%	3/13/07	50,710	50,621
4	Old Line Funding, LLC	5.288%	3/14/07	36,614	36,544
4	Old Line Funding, LLC	5.300%	3/15/07	38,970	38,890
4	Old Line Funding, LLC	5.299%	3/20/07	97,347	97,077
4	Old Line Funding, LLC	5.291%	3/21/07	162,352	161,878
4	Old Line Funding, LLC	5.292%	3/22/07	57,063	56,888
4	Old Line Funding, LLC	5.287%	3/27/07	181,249	180,561
4	Old Line Funding, LLC	5.296%	4/2/07	27,165	27,038
4	Old Line Funding, LLC	5.301%	4/9/07	79,234	78,782
4	Old Line Funding, LLC	5.297%	4/11/07	40,475	40,233
4	Old Line Funding, LLC	5.318%	4/20/07	49,000	48,643
4	Park Avenue Receivable Co., LLC	5.304%	3/2/07	57,276	57,268
4	Park Avenue Receivable Co., LLC	5.287%	3/9/07	101,525	101,406
4	Park Avenue Receivable Co., LLC	5.294%	3/14/07	88,000	87,833
4	Park Avenue Receivable Co., LLC	5.287%	3/19/07	76,734	76,533
4	Park Avenue Receivable Co., LLC	5.296%	3/20/07	178,000	177,507
4	Triple A One Funding Corp.	5.290%	3/12/07	34,302	34,247
4	Variable Funding Capital Co., LLC	5.290%	4/6/07	50,000	49,738
4	Windmill Funding Corp.	5.298%	3/16/07	39,000	38,915
4	Windmill Funding Corp.	5.301%	3/19/07	25,000	24,934
4	Windmill Funding Corp.	5.301%	3/26/07	33,000	32,879
4	Yorktown Capital LLC	5.344%	3/1/07	79,869	79,869
4	Yorktown Capital LLC	5.299%	3/15/07	178,067	177,703
					6,091,050
Foreign Banks (11.6%)
	ABN–AMRO NA Finance Inc.	5.299%	3/22/07	159,500	159,019
4	Australia & New Zealand Banking Group	5.300%	4/18/07	196,000	194,633
4	Australia & New Zealand Banking Group	5.294%	4/23/07	80,000	79,385
	CBA (Delaware) Finance Inc.	5.300%	3/5/07	75,000	74,956
	CBA (Delaware) Finance Inc.	5.286%	3/19/07	118,000	117,690
	CBA (Delaware) Finance Inc.	5.289%	3/23/07	98,000	97,686
	CBA (Delaware) Finance Inc.	5.299%	3/30/07	302,000	300,723
	CBA (Delaware) Finance Inc.	5.308%	4/10/07	19,612	19,498
	CBA (Delaware) Finance Inc.	5.309%	4/12/07	100,000	99,389
	CBA (Delaware) Finance Inc.	5.290%	4/13/07	303,000	301,102
	CBA (Delaware) Finance Inc.	5.310%	4/23/07	98,000	97,244
	CBA (Delaware) Finance Inc.	5.310%	4/26/07	24,957	24,753
	CBA (Delaware) Finance Inc.	5.308%	5/1/07	200,000	198,224
4	Danske Corp.	5.309%	3/1/07	396,000	396,000
4	Danske Corp.	5.299%	3/27/07	440,000	438,360
4	Danske Corp.	5.298%	6/28/07	500,000	491,472
	Dexia Delaware LLC	5.304%	3/1/07	690,000	690,000
	Dexia Delaware LLC	5.303%	5/1/07	442,000	438,079
	Dexia Delaware LLC	5.305%	5/7/07	94,000	93,084
	HBOS Treasury Services PLC	5.299%	6/19/07	150,000	147,635
	ING (U.S.) Funding LLC	5.295%	3/6/07	42,488	42,457
	ING (U.S.) Funding LLC	5.299%	3/20/07	197,000	196,457
	ING (U.S.) Funding LLC	5.308%	4/30/07	25,000	24,782
	ING (U.S.) Funding LLC	5.304%	5/2/07	55,700	55,198
	Nordea North America Inc.	5.299%	3/29/07	167,251	166,568
	Nordea North America Inc.	5.309%	4/11/07	75,000	74,552
	Nordea North America Inc.	5.299%	4/12/07	290,650	288,876
	Nordea North America Inc.	5.300%	4/18/07	147,000	145,975
	Nordea North America Inc.	5.300%	4/23/07	100,000	99,230

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Rabobank USA Financial Corp.	5.297%	4/9/07	55,000	54,689
	Santander Central Hispano Finance (Delaware) Inc.	5.310%	4/23/07	49,000	48,622
	Santander Central Hispano Finance (Delaware) Inc.	5.299%	5/7/07	145,000	143,589
	Santander Central Hispano Finance (Delaware) Inc.	5.298%	6/14/07	260,000	256,087
	Societe Generale N.A. Inc.	5.305%	3/22/07	350,000	348,944
	Societe Generale N.A. Inc.	5.309%	4/17/07	76,000	75,480
	UBS Finance (Delaware), LLC	5.297%	3/8/07	23,834	23,810
	UBS Finance (Delaware), LLC	5.294%	3/20/07	357,000	356,011
	UBS Finance (Delaware), LLC	5.308%	4/24/07	246,150	244,215
	UBS Finance (Delaware), LLC	5.309%	4/25/07	254,000	251,967
	UBS Finance (Delaware), LLC	5.306%	5/2/07	51,985	51,516
	UBS Finance (Delaware), LLC	5.314%	6/14/07	525,000	517,076
4	Westpac Banking Corp.	5.289%	3/1/07	194,000	194,000
4	Westpac Banking Corp.	5.308%	4/9/07	89,500	88,992
4	Westpac Banking Corp.	5.309%	4/11/07	100,000	99,403
4	Westpac Banking Corp.	5.309%	4/12/07	100,000	99,389
4	Westpac Banking Corp.	5.341%	5/1/07	604,425	599,058
4	Westpac Banking Corp.	5.309%	5/2/07	155,000	153,601
4	Westpac Banking Corp.	5.315%	5/3/07	205,000	203,120
4	Westpac Banking Corp.	5.311%	5/4/07	27,500	27,244
4	Westpac Banking Corp.	5.295%	6/12/07	72,500	71,430
					9,461,270
Foreign Finance—Other (1.7%)
4	IXIS Commercial Paper Corp.	5.296%	3/16/07	246,000	245,465
4	IXIS Commercial Paper Corp.	5.301%	3/19/07	50,000	49,869
4	IXIS Commercial Paper Corp.	5.298%	3/26/07	78,500	78,214
4	IXIS Commercial Paper Corp.	5.308%	3/27/07	150,000	149,432
4	IXIS Commercial Paper Corp.	5.308%	4/4/07	39,663	39,467
4	IXIS Commercial Paper Corp.	5.309%	4/5/07	27,000	26,862
4	IXIS Commercial Paper Corp.	5.297%	4/13/07	137,000	136,143
4	IXIS Commercial Paper Corp.	5.300%	4/18/07	197,000	195,626
4	IXIS Commercial Paper Corp.	5.300%	4/19/07	147,000	145,954
4	IXIS Commercial Paper Corp.	5.307%	4/27/07	246,000	243,963
4	KFW International Finance Inc.	5.281%	3/1/07	101,500	101,500
					1,412,495
Foreign Government (0.2%)
	Export Development Canada	5.319%	6/15/07	147,000	144,758
	Export Development Canada	5.323%	6/20/07	25,000	24,601
					169,359
Foreign Industrial (1.7%)
4	BP Capital Markets PLC	5.261%	3/5/07	34,300	34,280
4	GlaxoSmithKline Finance PLC	5.263%	3/8/07	38,500	38,461
4	Procter & Gamble International Funding SCA	5.270%	3/14/07	183,461	183,114
4	Procter & Gamble International Funding SCA	5.272%	3/16/07	31,800	31,731
4	Procter & Gamble International Funding SCA	5.275%	3/20/07	50,000	49,862
4	Procter & Gamble International Funding SCA	5.285%	4/12/07	63,908	63,517
4	Procter & Gamble International Funding SCA	5.288%	4/16/07	125,000	124,163
4	Procter & Gamble International Funding SCA	5.290%	4/18/07	43,000	42,700
4	Procter & Gamble International Funding SCA	5.290%	4/19/07	58,778	58,359
4	Procter & Gamble International Funding SCA	5.291%	4/20/07	147,000	145,930
4	Total Capital	5.310%	3/1/07	626,950	626,950
					1,399,067

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Industrial (0.0%)
General Electric Co.	5.289%	3/5/07	30,000	29,983

Insurance (0.2%)
Metlife Funding Inc.	5.276%	3/26/07	42,529	42,375
Metlife Funding Inc.	5.299%	4/26/07	76,118	75,499
Metlife Funding Inc.	5.298%	5/16/07	68,000	67,249
				185,123
Total Commercial Paper (Cost $20,857,979)				20,857,979
Certificates of Deposit (35.6%)
Certificates of Deposit—U.S. Banks (2.4%)
Branch Banking & Trust Co.	5.290%	4/9/07	295,000	295,000
Branch Banking & Trust Co.	5.280%	4/16/07	245,000	245,000
Branch Banking & Trust Co.	5.315%	5/18/07	197,000	197,000
Branch Banking & Trust Co.	5.290%	6/1/07	198,500	198,500
Branch Banking & Trust Co.	5.315%	6/18/07	490,000	490,000
Citibank NA	5.290%	3/6/07	165,000	165,000
HSBC Bank USA, N.A.	5.310%	5/14/07	399,000	399,000
				1,989,500
Yankee Certificates of Deposit—U.S. Branches (33.2%)
Abbey National Treasury Services PLC
(Stamford Branch)	5.305%	4/16/07	350,000	350,000
Abbey National Treasury Services PLC
(Stamford Branch)	5.310%	5/1/07	1,331,000	1,331,000
Abbey National Treasury Services PLC
(Stamford Branch)	5.300%	5/7/07	230,000	230,000
Australia & New Zealand Banking Group
(New York Branch)	5.300%	6/1/07	200,000	200,000
BNP Paribas (New York Branch)	5.310%	3/5/07	90,000	90,000
BNP Paribas (New York Branch)	5.235%	6/6/07	200,000	200,000
BNP Paribas (New York Branch)	5.235%	6/7/07	570,000	570,000
BNP Paribas (New York Branch)	5.315%	6/15/07	495,000	495,000
BNP Paribas (New York Branch)	5.320%	6/22/07	540,000	540,000
BNP Paribas (New York Branch)	5.195%	10/9/07	250,000	250,000
Bank of Montreal (Chicago Branch)	5.300%	3/2/07	500,000	500,000
Bank of Montreal (Chicago Branch)	5.300%	3/5/07	590,000	590,000
Bank of Montreal (Chicago Branch)	5.290%	3/12/07	500,000	500,000
Bank of Montreal (Chicago Branch)	5.300%	4/25/07	295,000	295,000
Bank of Montreal (Chicago Branch)	5.300%	6/1/07	491,000	491,000
Bank of Nova Scotia (Portland Branch)	5.290%	3/6/07	250,000	250,000
Bank of Nova Scotia (Portland Branch)	5.300%	3/8/07	600,000	600,000
Barclays Bank PLC (New York Branch)	5.290%	3/5/07	310,000	310,000
Barclays Bank PLC (New York Branch)	5.310%	4/17/07	600,000	600,000
Barclays Bank PLC (New York Branch)	5.312%	4/23/07	650,000	650,002
Barclays Bank PLC (New York Branch)	5.310%	5/9/07	500,000	500,000
Barclays Bank PLC (New York Branch)	5.310%	5/14/07	400,000	400,000
Barclays Bank PLC (New York Branch)	5.300%	6/15/07	40,000	40,000
Calyon (New York Branch)	5.310%	3/1/07	394,000	394,000
Calyon (New York Branch)	5.310%	5/16/07	1,000,000	1,000,000
Canadian Imperial Bank of Commerce
(New York Branch)	5.290%	3/8/07	275,000	275,000
Credit Suisse (New York Branch)	5.310%	5/1/07	250,000	250,000
Credit Suisse (New York Branch)	5.310%	5/2/07	250,000	250,000
Credit Suisse (New York Branch)	5.305%	5/7/07	500,000	500,000
Credit Suisse (New York Branch)	5.305%	5/14/07	250,000	250,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Deutsche Bank AG (New York Branch)	5.300%	3/29/07	700,000	700,000
Dexia Credit Local S.A. (New York Branch)	5.300%	3/5/07	785,000	785,000
Dexia Credit Local S.A. (New York Branch)	5.300%	3/8/07	494,000	494,000
Fortis Bank NV-SA (New York Branch)	5.310%	3/5/07	294,000	294,000
Fortis Bank NV-SA (New York Branch)	5.290%	3/7/07	540,000	540,000
Fortis Bank NV-SA (New York Branch)	5.310%	5/1/07	75,000	75,000
Fortis Bank NV-SA (New York Branch)	5.310%	5/29/07	575,000	575,000
Fortis Bank NV-SA (New York Branch)	5.310%	6/21/07	515,000	515,000
HSH Nordbank AG (New York Branch)	5.310%	5/14/07	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	5.310%	5/11/07	97,000	97,000
Lloyds TSB Bank PLC (New York Branch)	5.300%	5/31/07	750,000	750,000
Rabobank Nederland (New York Branch)	5.300%	3/5/07	1,063,000	1,063,000
Rabobank Nederland (New York Branch)	5.290%	4/5/07	196,000	196,000
Rabobank Nederland (New York Branch)	5.300%	5/7/07	1,033,000	1,033,000
Rabobank Nederland (New York Branch)	5.310%	6/19/07	50,000	50,000
Rabobank Nederland (New York Branch)	5.400%	8/28/07	49,000	49,039
Royal Bank of Canada (New York Branch)	5.300%	5/14/07	344,000	344,000
Royal Bank of Canada (New York Branch)	5.300%	5/17/07	500,000	500,000
Royal Bank of Canada (New York Branch)	5.310%	5/24/07	290,000	290,000
Royal Bank of Scotland PLC (New York Branch)	5.300%	4/10/07	550,000	550,000
Royal Bank of Scotland PLC (New York Branch)	5.310%	4/16/07	540,000	540,000
Royal Bank of Scotland PLC (New York Branch)	5.300%	5/7/07	800,000	800,000
Royal Bank of Scotland PLC (New York Branch)	5.305%	5/7/07	325,000	325,000
Royal Bank of Scotland PLC (New York Branch)	5.230%	6/5/07	285,000	285,000
Svenska Handelsbanken, AB (New York Branch)	5.310%	3/1/07	49,000	49,000
Svenska Handelsbanken, AB (New York Branch)	5.290%	3/6/07	304,000	304,000
Svenska Handelsbanken, AB (New York Branch)	5.290%	3/8/07	168,000	168,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	3/12/07	500,000	500,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	3/16/07	100,000	100,000
Svenska Handelsbanken, AB (New York Branch)	5.305%	4/9/07	215,000	214,999
Svenska Handelsbanken, AB (New York Branch)	5.310%	5/1/07	584,000	584,000
UBS AG (Stamford Branch)	5.300%	3/30/07	492,000	492,000
UBS AG (Stamford Branch)	5.310%	3/30/07	500,000	500,000
UBS AG (Stamford Branch)	5.400%	8/28/07	50,000	50,040
				27,213,080
Total Certificates of Deposit (Cost $29,202,580)				29,202,580
Eurodollar Certificates of Deposit (16.6%)
ABN–AMRO Bank NV	5.290%	3/6/07	200,000	200,000
ABN–AMRO Bank NV	5.300%	3/27/07	492,000	492,000
ABN–AMRO Bank NV	5.310%	4/4/07	446,000	446,000
ABN–AMRO Bank NV	5.300%	4/23/07	300,000	300,000
Australia & New Zealand Banking Group, Ltd.	5.320%	4/12/07	298,000	298,000
Australia & New Zealand Banking Group, Ltd.	5.300%	4/18/07	172,000	172,000
BNP Paribas	5.310%	4/25/07	84,000	84,000
Commonwealth Bank of Australia	5.300%	5/14/07	250,000	250,000
Commonwealth Bank of Australia	5.300%	5/14/07	198,000	198,000
Credit Agricole S.A.	5.310%	3/30/07	89,000	89,000
Credit Agricole S.A.	5.235%	6/7/07	485,000	485,000
Deutsche Bank AG	5.300%	4/18/07	100,000	100,000
Deutsche Bank AG	5.310%	4/30/07	798,000	798,000
Deutsche Bank AG	5.310%	5/7/07	115,000	115,000
HBOS Treasury Services PLC	5.300%	3/6/07	630,000	630,000
HBOS Treasury Services PLC	5.320%	4/26/07	800,000	800,000
HBOS Treasury Services PLC	5.310%	5/14/07	590,000	590,000
HBOS Treasury Services PLC	5.300%	6/19/07	255,000	255,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
HSBC Bank PLC	5.250%	6/11/07	147,000	147,000
HSBC Bank PLC	5.260%	6/12/07	147,000	147,000
ING Bank N.V.	5.310%	4/19/07	378,000	378,000
ING Bank N.V.	5.305%	5/7/07	145,000	145,000
ING Bank N.V.	5.310%	5/7/07	592,000	592,000
ING Bank N.V.	5.300%	6/14/07	740,000	740,000
ING Bank N.V.	5.300%	6/19/07	270,000	270,000
Landesbank Baden-Wuerttemberg	5.320%	3/1/07	196,000	196,000
Landesbank Hessen-Thueringen	5.310%	5/15/07	500,000	500,000
Lloyds TSB Bank PLC	5.300%	3/16/07	690,000	690,000
Lloyds TSB Bank PLC	5.320%	4/12/07	188,000	188,000
Lloyds TSB Bank PLC	5.240%	5/8/07	770,000	770,000
National Australia Bank	5.300%	4/18/07	98,000	98,000
National Australia Bank	5.300%	4/23/07	294,000	294,000
National Australia Bank	5.300%	4/23/07	197,000	197,000
National Australia Bank	5.300%	4/25/07	196,000	196,000
Societe Generale	5.300%	3/1/07	130,000	130,000
Societe Generale	5.310%	3/5/07	790,000	790,000
Societe Generale	5.290%	3/6/07	330,000	330,000
Societe Generale	5.230%	6/7/07	500,000	499,993
Societe Generale	5.330%	6/18/07	37,000	37,000
Total Eurodollar Certificates of Deposit
(Cost $13,636,993)				13,636,993
Other Notes (2.8%)
Bank of America, N.A.	5.310%	5/1/07	793,000	793,000
Bank of America, N.A.	5.315%	5/1/07	240,000	240,000
Bank of America, N.A.	5.310%	5/14/07	215,000	215,000
Bank of America, N.A.	5.310%	5/15/07	410,000	410,000
Bank of America, N.A.	5.310%	5/24/07	284,000	284,000
Bank of America, N.A.	5.310%	5/29/07	300,000	300,000
Total Other Notes (Cost $2,242,000)				2,242,000
Repurchase Agreements (6.4%)
BNP Paribas Securities Corp
(Dated 2/28/07, Repurchase Value $11,002,000
collateralized by Federal National Mortgage Assn.
Discount Note, 4/8/07)	5.320%	3/1/07	11,000	11,000
Banc of America Securities, LLC
(Dated 2/28/07, Repurchase Value $25,209,000,
collateralized by Federal Home Loan Bank
Discount Note, 3/16/07, Federal National
Mortgage Assn. 4.875%, 4/15/09)	5.320%	3/1/07	25,205	25,205
Banc of America Securities, LLC
(Dated 1/10/07, Repurchase Value $504,456,000,
collateralized by Federal National Mortgage Assn.
5.000%, 3/1/35)	5.260%	3/12/07	500,000	500,000
Barclays Capital, Inc.
(Dated 2/28/07, Repurchase Value $27,004,000
collateralized by Federal Farm Credit Bank
4.875%, 12/16/15)	5.330%	3/1/07	27,000	27,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Barclays Capital, Inc.
(Dated 1/25/07, Repurchase Value $302,503,000,
collateralized by Federal Home Loan
Mortgage Corp. 4.500%–6.500%, 7/1/35–3/1/37,
Federal National Mortgage Assn. 4.500%–6.500%,
11/1/26–12/1/36, Government National
Mortgage Assn. 5.500%, 11/15/34)	5.270%	3/23/07	300,000	300,000
Citigroup Global Markets, Inc.
(Dated 2/28/07, Repurchase Value $249,036,000,
collateralized by Federal Home Loan Bank 3.625%,
2/15/08, Federal Home Loan Mortgage Corp.
5.125%, 4/18/11, Federal National Mortgage Assn.
Discount Note, 4/25/07, Federal National Mortgage
Assn. 4.625%–4.875%, 1/15/08–12/15/16)	5.250%	3/1/07	249,000	249,000
Citigroup Global Markets, Inc.
(Dated 2/28/07, Repurchase Value $20,003,000,
collateralized by Federal Home Loan Bank 3.625%,
2/15/08, Federal Home Loan Mortgage Corp. 5.125%,
4/18/11, Federal National Mortgage Assn. Discount
Note, 4/25/07, Federal National Mortgage Assn.
4.625%–4.875%, 1/15/08–12/15/16)	5.320%	3/1/07	20,000	20,000
Credit Suisse Securities (USA), LLC
(Dated 2/28/07, Repurchase Value $22,003,000,
collateralized by Federal Home Loan Mortgage Corp.
4.875%, 2/17/09, Federal National Mortgage Assn.
3.875%, 7/15/08)	5.320%	3/1/07	22,000	22,000
Credit Suisse Securities (USA), LLC
(Dated 1/9/07, Repurchase Value $504,529,000,
collateralized by Federal Home Loan Mortgage Corp.
5.000%–7.000%, 2/1/37–3/1/37, Federal National
Mortgage Assn. 5.000%, 2/1/37–3/1/37,
U.S. Treasury Note 3.375%–4.250%,
12/15/08–11/15/13)	5.260%	3/12/07	500,000	500,000
Deutsche Bank Securities, Inc.
(Dated 2/28/07, Repurchase Value $28,004,000,
collateralized by Federal Home Loan Bank 4.750%,
6/11/08, Federal Home Loan Mortgage Corp.
Discount Note, 5/1/07, Federal Home Loan Mortgage
Corp. 5.125%–7.000%, 4/18/08–3/15/10, Federal
National Mortgage Assn. 6.160%–6.580%,
8/20/07–8/7/28)	5.320%	3/1/07	28,000	28,000
Deutsche Bank Securities, Inc.
(Dated 1/17/07, Repurchase Value $504,465,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.000%, 2/1/36)	5.270%	3/19/07	500,000	500,000
Deutsche Bank Securities, Inc.
(Dated 2/15/07, Repurchase Value $503,367,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.000%, 6/1/36)	5.270%	4/2/07	500,000	500,000
Goldman, Sachs & Co.
(Dated 2/28/07, Repurchase Value $9,001,000,
collateralized by Federal Home Loan Bank
5.500%, 1/28/08)	5.330%	3/1/07	9,000	9,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Goldman, Sachs & Co.
(Dated 1/12/07, Repurchase Value $1,008,783,000,
collateralized by Federal Home Loan Mortgage Corp.
3.500%–9.000%, 1/1/08–2/1/37, Federal National
Mortgage Assn. 4.000%–10.000%, 3/1/13–3/1/37)	5.270%	3/13/07	1,000,000	1,000,000
Greenwich Capital Markets, Inc.
(Dated 2/07/07, Repurchase Value $504,465,000,
collateralized by Federal National Mortgage Assn.
5.000%–6.500%, 11/1/21–3/1/37, Government
National Mortgage Assn. 4.890%–7.000%,
8/15/08–9/15/48)	5.270%	4/9/07	500,000	500,000
Lehman Brothers Inc.
(Dated 2/13/07, Repurchase Value $503,507,000,
collateralized by Federal Home Loan Bank
4.375%–4.750%, 3/17/10–9/17/10, Federal Home
Loan Mortgage Corp. 4.500%–6.625%,
5/21/09–11/17/15, Federal National Mortgage Assn.
4.625%–7.250%, 9/15/09–5/15/30)	5.260%	4/2/07	500,000	500,000
Morgan Stanley & Co., Inc.
(Dated 2/15/07, Repurchase Value $503,367,000,
collateralized by Federal Home Loan Mortgage Corp.
4.500%–6.500%, 5/1/21–1/1/37, Federal National
Mortgage Assn. 4.500%–6.500%, 8/1/20–12/1/36)	5.270%	4/2/07	500,000	500,000
UBS Securities LLC
(Dated 2/28/07, Repurchase Value $60,009,000,
collateralized by Federal Home Loan
Mortgage Corp. 5.000%, 9/16/08)	5.330%	3/1/07	60,000	60,000
Total Repurchase Agreements (Cost $5,251,205)				5,251,205
Total Investments (100.7%) (Cost $82,587,731)				82,587,731
Other Assets and Liabilities (–0.7%)
Other Assets—Note B				913,742
Liabilities				(1,512,408)
				(598,666)
Net Assets (100%)				81,989,065

Prime Money Market Fund

At February 28, 2007, net assets consisted of:
Amount
($000)
Paid-in Capital	81,991,572
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,507)
Unrealized Appreciation	—
Net Assets	81,989,065

Investor Shares—Net Assets
Applicable to 72,944,399,059 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	72,942,315
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 9,047,179,965 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,046,750
Net Asset Value Per Share—Institutional Shares	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 Adjustable-rate note.

4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2007, the aggregate value of these securities was $10,273,809,000, representing 12.5% of net assets.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2007
($000)
Investment Income
Income
Interest	2,040,466
Total Income	2,040,466
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,848
Management and Administrative
Investor Shares	75,124
Institutional Shares	1,949
Marketing and Distribution
Investor Shares	8,918
Institutional Shares	943
Custodian Fees	576
Shareholders’ Reports
Investor Shares	370
Institutional Shares	8
Trustees’ Fees and Expenses	51
Total Expenses	90,787
Net Investment Income	1,949,679
Realized Net Gain (Loss) on Investment Securities Sold	124
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,949,803

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,949,679	2,571,798
Realized Net Gain (Loss)	124	(850)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,949,803	2,570,948
Distributions
Net Investment Income
Investor Shares	(1,749,292)	(2,322,506)
Institutional Shares	(200,387)	(249,292)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,949,679)	(2,571,798)
Capital Share Transactions—Investor Shares (at $1.00)
Issued	43,622,817	77,995,216
Issued in Lieu of Cash Distributions	1,695,684	2,258,557
Redeemed	(36,954,192)	(62,129,327)
Net Increase (Decrease)—Investor Shares	8,364,309	18,124,446
Capital Share Transactions—Institutional Shares (at $1.00)
Issued	7,734,683	7,088,080
Issued in Lieu of Cash Distributions	187,929	235,871
Redeemed	(5,144,681)	(6,819,158)
Net Increase (Decrease)—Institutional Shares	2,777,931	504,793
Total Increase (Decrease)	11,142,364	18,628,389
Net Assets
Beginning of Period	70,846,701	52,218,312
End of Period	81,989,065	70,846,701

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	Feb. 28,	Year Ended August 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.025	.043	.023	.008	.011	.021
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.025	.043	.023	.008	.011	.021
Distributions
Dividends from Net Investment Income	(.025)	(.043)	(.023)	(.008)	(.011)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.025)	(.043)	(.023)	(.008)	(.011)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.56%	4.38%	2.31%	0.83%	1.12%	2.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,942	$64,578	$46,454	$43,884	$47,341	$49,784
Ratio of Total Expenses to
Average Net Assets	0.26%*	0.29%	0.30%	0.30%	0.32%	0.33%
Ratio of Net Investment
Income to Average Net Assets	5.10%*	4.33%	2.29%	0.82%	1.12%	2.07%

*	Annualized.

Prime Money Market Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	Feb. 28,	Year Ended August 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.026	.045	.025	.010	.013	.023
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.026	.045	.025	.010	.013	.023
Distributions
Dividends from Net Investment Income	(.026)	(.045)	(.025)	(.010)	(.013)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.026)	(.045)	(.025)	(.010)	(.013)	(.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.64%	4.58%	2.52%	1.05%	1.33%	2.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,047	$6,269	$5,764	$5,301	$4,296	$3,893
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.09%	0.09%	0.09%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	5.27%*	4.53%	2.51%	1.05%	1.32%	2.27%

* Annualized.

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million.

Prime Money Market Fund

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2007, the fund had contributed capital of $7,701,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 7.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Federal Money Market Fund

Fund Profile

As of February 28, 2007

Financial Attributes

Yield	5.1%
Average Weighted Maturity	46 days
Average Quality[1]	Aaa
Expense Ratio	0.26%[2]

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury/Agency	62%
Other	38

1 Moody’s Investors Service.

2 Annualized.

See page 51 for a glossary of investment terms.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1996–February 28, 2007
	Federal Money	Average
Fiscal	Market Fund	Fund[1]
Year	Total Return	Total Return
1997	5.3%	4.8%
1998	5.4	5.0
1999	4.9	4.4
2000	5.8	5.3
2001	5.4	4.8
2002	2.1	1.5
2003	1.1	0.7
2004	0.8	0.4
2005	2.3	1.7
2006	4.3	3.8
2007[2]	2.5	2.3
SEC 7-Day Annualized Yield (2/28/2007): 5.06%

Average Annual Total Returns: Periods Ended December 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Federal Money Market Fund	7/13/1981	4.81%	2.27%	3.73%

1 Returns for Average Government Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended February 28, 2007.

Note: See Financial Highlights table on page 32 for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (61.4%)
[2,3]	Federal Farm Credit Bank	5.220%	4/6/07	75,000	74,989
[2,3]	Federal Home Loan Bank	5.205%	3/19/07	150,000	149,939
2	Federal Home Loan Bank	5.183%	3/23/07	60,973	60,781
2	Federal Home Loan Bank	5.197%	4/20/07	250,000	248,219
[2,3]	Federal Home Loan Bank	5.200%	4/24/07	300,000	299,810
2	Federal Home Loan Bank	5.193%	5/2/07	125,000	123,896
2	Federal Home Loan Bank	5.200%	5/4/07	111,472	110,454
2	Federal Home Loan Bank	5.224%	5/16/07	22,460	22,215
2	Federal Home Loan Bank	5.213%	5/18/07	300,000	296,656
2	Federal Home Loan Mortgage Corp.	5.198%	3/6/07	25,000	24,982
[2,3]	Federal Home Loan Mortgage Corp.	5.235%	3/19/07	300,000	300,000
2	Federal Home Loan Mortgage Corp.	5.183%–5.187%	3/23/07	39,883	39,758
2	Federal Home Loan Mortgage Corp.	5.182%	3/27/07	50,000	49,818
2	Federal Home Loan Mortgage Corp.	5.208%	4/30/07	230,000	228,030
2	Federal Home Loan Mortgage Corp.	5.197%–5.206%	5/14/07	493,937	488,723
2	Federal Home Loan Mortgage Corp.	5.237%	5/21/07	165,000	163,086
2	Federal Home Loan Mortgage Corp.	5.135%–5.146%	5/29/07	160,000	158,017
2	Federal Home Loan Mortgage Corp.	5.224%	6/12/07	20,727	20,425
2	Federal Home Loan Mortgage Corp.	5.211%	6/22/07	73,173	72,007
2	Federal Home Loan Mortgage Corp.	5.225%	6/27/07	40,534	39,858
2	Federal Home Loan Mortgage Corp.	5.127%	9/18/07	102,418	99,625
2	Federal National Mortgage Assn.	5.178%	3/21/07	63,198	63,021
2	Federal National Mortgage Assn.	5.178%	3/28/07	100,000	99,621
2	Federal National Mortgage Assn.	5.203%	4/11/07	100,000	99,423
2	Federal National Mortgage Assn.	5.213%	5/16/07	109,749	108,553
2	Federal National Mortgage Assn.	5.141%–5.231%	5/23/07	249,351	246,432
2	Federal National Mortgage Assn.	5.146%	5/30/07	128,999	127,370
2	Federal National Mortgage Assn.	5.236%–5.239%	6/7/07	325,000	320,433
2	Federal National Mortgage Assn.	5.130%	8/31/07	35,405	34,527
Total U.S. Government and Agency Obligations
(Cost $4,170,668)					4,170,668
Repurchase Agreements (38.2%)
BNP Paribas Securities Corp.
	(Dated 2/28/07, Repurchase Value $87,013,000
	collateralized by Federal Home Loan
	Mortgage Corp. 4.750%, 1/18/11,
	Federal National Mortgage Assn.
	Discount Note, 4/18/07)	5.320%	3/1/07	87,000	87,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Banc of America Securities, LLC
(Dated 2/28/07, Repurchase Value $176,026,000,
collateralized by Federal Farm Credit Bank
Discount Note, 3/23/07–11/30/07, Federal Home
Loan Bank Discount Note, 3/16/07–8/22/07,
Federal Home Loan Bank 5.000%–5.375%,
6/11/10–5/18/16, Federal National Mortgage Assn.
Discount Note, 4/2/07, Federal National Mortgage
Assn. 4.250%–5.250%, 7/15/07–1/15/09)	5.320%	3/1/07	176,000	176,000
Barclays Capital Inc.
(Dated 2/28/07, Repurchase Value $183,027,000,
collateralized by Federal Home Loan Bank
4.250%, 4/16/07, Federal Home Loan Mortgage
Corp. Discount Note, 10/16/07, Federal Home
Loan Mortgage Corp. 4.625%, 12/19/08)	5.330%	3/1/07	183,000	183,000
Barclays Capital Inc.
(Dated 1/25/07, Repurchase Value $100,834,000,
collateralized by Federal Home Loan Mortgage Corp.
5.500%–6.000%, 12/1/26–3/1/37, Federal National
Mortgage Assn. 5.000%–6.000%, 4/1/36–11/1/36)	5.270%	3/23/07	100,000	100,000
Bear Stearns & Co. Inc.
(Dated 1/12/07, Repurchase Value $252,196,000,
collateralized by Federal Home Loan Mortgage Corp.
4.500%–6.500%, 8/1/20–12/1/36, Federal National
Mortgage Assn. 4.500%–7.500%, 3/1/17–12/1/36)	5.270%	3/13/07	250,000	250,000
Bear Stearns & Co. Inc.
(Dated 1/17/07, Repurchase Value $352,972,000,
collateralized by Federal Home Loan Mortgage Corp.
4.000%–7.500%, 5/1/14–3/1/37, Federal National
Mortgage Assn. 4.500%–8.000%, 8/1/08–1/1/37)	5.270%	3/16/07	350,000	350,000
Citigroup Global Markets, Inc.
(Dated 2/28/07, Repurchase Value $101,513,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 4/25/07, Federal Home Loan
Mortgage Corp. 4.750%–6.750%, 1/18/11–9/15/29,
Federal National Mortgage Assn. 6.625%–7.125%,
9/15/09–6/15/10)	5.250%	3/1/07	101,498	101,498
Citigroup Global Markets, Inc.
(Dated 2/28/07, Repurchase Value $143,021,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 4/25/07, Federal Home Loan
Mortgage Corp. 4.750%–6.750%, 1/18/11–9/15/29,
Federal National Mortgage Assn. 6.625%–7.125%,
9/15/09–6/15/10)	5.320%	3/1/07	143,000	143,000
Credit Suisse Securities, LLC
(Dated 2/28/07, Repurchase Value $168,025,000,
collateralized by Federal Home Loan Mortgage Corp.
5.250%, 7/18/11, Federal National Mortgage Assn.
5.125%–7.125%, 4/15/11–1/15/30)	5.320%	3/1/07	168,000	168,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Deutsche Bank Securities Inc.
(Dated 2/28/07, Repurchase Value $212,031,000,
collateralized by Federal Farm Credit Bank
4.550%–7.350%, 3/28/13–5/8/30, Federal Home
Loan Bank Discount Note, 4/16/07, Federal Home
Loan Bank 3.750%–6.700%, 5/15/07–8/15/18,
Federal Home Loan Mortgage Corp. Discount Note,
3/19/07–5/1/07, Federal Home Loan Mortgage Corp.
0.000%–5.125%, 10/15/08–1/15/17, Federal National
Mortgage Assn. Discount Note, 3/7/07, Federal National
Mortgage Assn. 4.875%–7.270%, 3/15/07–1/21/28,
U.S. Treasury Bill 0.000%, 4/19/07, U.S. Treasury
Note 3.000%–4.625%, 2/15/08–11/15/16)	5.320%	3/1/07	212,000	212,000
Goldman, Sachs & Co.
(Dated 2/28/07, Repurchase Value $72,011,000,
collateralized by Federal Home Loan Bank
3.000%–5.250%, 4/15/09–9/11/09, Federal
National Mortgage Assn. 5.375%, 8/15/09)	5.330%	3/1/07	72,000	72,000
Goldman, Sachs & Co.
(Dated 1/12/07, Repurchase Value $297,591,000,
collateralized by Federal Home Loan Mortgage
Corp. 7.000%, 12/1/33, Federal National Mortgage
Assn. 5.000%–7.000%, 1/1/26–5/1/36)	5.270%	3/13/07	295,000	295,000
UBS Securities LLC
(Dated 2/28/07, Repurchase Value $459,068,000,
collateralized by Federal Home Loan Mortgage
Corp. 3.375%–5.250%, 12/19/08–4/18/16,
Federal National Mortgage Assn. 5.375%, 7/15/16)	5.330%	3/1/07	459,000	459,000
Total Repurchase Agreements (Cost $2,596,498)				2,596,498
Total Investments (99.6%) (Cost $6,767,166)				6,767,166
Other Assets and Liabilities (0.4%)
Other Assets—Note B				55,037
Liabilities				(26,085)
				28,952
Net Assets (100%)
Applicable to 6,796,134,103 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				$6,796,118
Net Asset Value Per Share				$1.00

At February 28, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	6,796,146	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(28)	—
Unrealized Appreciation	—	—
Net Assets	6,796,118	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3 Adjustable-rate note.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2007
($000)
Investment Income
Income
Interest	172,881
Total Income	172,881
Expenses
The Vanguard Group—Note B
Investment Advisory Services	250
Management and Administrative	7,131
Marketing and Distribution	865
Custodian Fees	59
Shareholders’ Reports	40
Trustees’ Fees and Expenses	5
Total Expenses	8,350
Net Investment Income	164,531
Realized Net Gain (Loss) on Investment Securities Sold	(11)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	164,520

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	164,531	248,836
Realized Net Gain (Loss)	(11)	39
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	164,520	248,875
Distributions
Net Investment Income	(164,531)	(248,836)
Realized Capital Gain	—	—
Total Distributions	(164,531)	(248,836)
Capital Share Transactions (at $1.00)
Issued	2,683,623	5,467,907
Issued in Lieu of Cash Distributions	160,181	242,468
Redeemed	(2,407,356)	(4,857,418)
Net Increase (Decrease) from Capital Share Transactions	436,448	852,957
Total Increase (Decrease)	436,437	852,996
Net Assets
Beginning of Period	6,359,681	5,506,685
End of Period	6,796,118	6,359,681

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	Feb. 28,	Year Ended August 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.025	.042	.022	.008	.011	.021
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.025	.042	.022	.008	.011	.021
Distributions
Dividends from Net Investment Income	(.025)	(.042)	(.022)	(.008)	(.011)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.025)	(.042)	(.022)	(.008)	(.011)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.53%	4.31%	2.26%	0.82%	1.11%	2.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,796	$6,360	$5,507	$5,575	$6,289	$6,794
Ratio of Total Expenses to
Average Net Assets	0.26%*	0.29%	0.30%	0.30%	0.32%	0.33%
Ratio of Net Investment Income to
Average Net Assets	5.04%*	4.25%	2.23%	0.81%	1.11%	2.10%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At February 28, 2007, the fund had contributed capital of $633,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.63% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Treasury Money Market Fund

Fund Profile

As of February 28, 2007

Financial Attributes

Yield	4.8%
Average Weighted Maturity	55 days
Average Quality[1]	Aaa
Expense Ratio	0.26%[2]

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury	100%

1 Moody’s Investors Service.

2 Annualized.

See page 51 for a glossary of investment terms.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1996–February 28, 2007
	Treasury Money	Average
Fiscal	Market Fund	Fund[1]
Year	Total Return	Total Return
1997	5.1%	4.8%
1998	5.1	4.8
1999	4.5	4.2
2000	5.4	5.0
2001	5.1	4.7
2002	2.0	1.6
2003	1.0	0.7
2004	0.7	0.4
2005	2.1	1.6
2006	4.1	3.5
2007[2]	2.4	2.1
SEC 7-Day Annualized Yield (2/28/2007): 4.83%

Average Annual Total Returns: Periods Ended December 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Treasury Money Market Fund	3/9/1983	4.55%	2.12%	3.50%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

2 Six months ended February 28, 2007.

Note: See Financial Highlights table on page 39 for dividend information.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (108.7%)
U.S. Treasury Bill	4.700%–4.975%	3/1/07	478,756	478,756
U.S. Treasury Bill	4.947%–5.076%	3/8/07	459,716	459,270
U.S. Treasury Bill	5.136%–5.151%	3/15/07	204,151	203,745
U.S. Treasury Bill	4.915%–5.171%	3/22/07	392,974	391,832
U.S. Treasury Bill	4.927%–5.151%	3/29/07	416,551	414,975
U.S. Treasury Bill	4.940%–4.989%	4/5/07	296,734	295,343
U.S. Treasury Bill	5.002%–5.022%	4/12/07	494,700	491,847
U.S. Treasury Bill	5.051%	4/19/07	1,908	1,895
U.S. Treasury Bill	5.063%–5.066%	4/26/07	263,428	261,379
U.S. Treasury Bill	5.043%–5.076%	5/3/07	222,702	220,753
U.S. Treasury Bill	4.949%–5.125%	5/10/07	370,961	367,375
U.S. Treasury Bill	4.955%–5.091%	5/17/07	326,000	322,542
U.S. Treasury Bill	4.970%–5.109%	5/24/07	572,648	565,956
U.S. Treasury Bill	4.970%–5.105%	5/31/07	676,641	668,107
U.S. Treasury Bill	4.979%–5.003%	6/14/07	128,817	126,984
U.S. Treasury Bill	4.993%	6/21/07	187,500	184,656
U.S. Treasury Bill	5.014%–5.030%	6/28/07	103,762	102,084
U.S. Treasury Bill	5.017%–5.027%	7/5/07	202,060	198,595
Total U.S. Government Securities (Cost $5,756,094)				5,756,094
Other Assets and Liabilities (–8.7%)
Other Assets—Note B				31,722
Payables for Investment Securities Purchased				(468,949)
Other Liabilities				(21,409)
				(458,636)
Net Assets (100%)
Applicable to 5,297,454,317 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,297,458
Net Asset Value Per Share				$1.00

At February 28, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	5,297,481	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(23)	—
Unrealized Appreciation	—	—
Net Assets	5,297,458	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2007
($000)
Investment Income
Income
Interest	131,650
Total Income	131,650
Expenses
The Vanguard Group—Note B
Investment Advisory Services	203
Management and Administrative	5,708
Marketing and Distribution	700
Custodian Fees	30
Shareholders’ Reports	38
Trustees’ Fees and Expenses	4
Total Expenses	6,683
Net Investment Income	124,967
Realized Net Gain (Loss) on Investment Securities Sold	220
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	125,187

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	124,967	198,121
Realized Net Gain (Loss)	220	(475)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	125,187	197,646
Distributions
Net Investment Income	(124,967)	(198,121)
Realized Capital Gain	—	—
Total Distributions	(124,967)	(198,121)
Capital Share Transactions (at $1.00)
Issued	1,990,964	4,924,240
Issued in Lieu of Cash Distributions	121,962	193,061
Redeemed	(2,038,604)	(4,451,544)
Net Increase (Decrease) from Capital Share Transactions	74,322	665,757
Total Increase (Decrease)	74,542	665,282
Net Assets
Beginning of Period	5,222,916	4,557,634
End of Period	5,297,458	5,222,916

Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	Feb. 28,	Year Ended August 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.024	.040	.021	.007	.010	.020
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.024	.040	.021	.007	.010	.020
Distributions
Dividends from Net Investment Income	(.024)	(.040)	(.021)	(.007)	(.010)	(.020)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.024)	(.040)	(.021)	(.007)	(.010)	(.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.40%	4.06%	2.12%	0.74%	1.03%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,297	$5,223	$4,558	$4,628	$4,959	$4,822
Ratio of Total Expenses to
Average Net Assets	0.26%*	0.29%	0.30%	0.30%	0.32%	0.33%
Ratio of Net Investment Income to
Average Net Assets	4.79%*	4.01%	2.10%	0.73%	1.03%	1.95%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2007, the fund had contributed capital of $499,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Admiral Treasury Money Market Fund

Fund Profile

As of February 28, 2007

Financial Attributes

Yield	5.0%
Average Weighted Maturity	56 days
Average Quality[1]	Aaa
Expense Ratio	0.11%[2]

Distribution by Credit Quality[1] (% of portfolio)

Aaa	100%

Sector Diversification (% of portfolio)

Treasury	100%

1 Moody’s Investors Service.

2 Annualized.

See page 51 for a glossary of investment terms.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yields shown reflect the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 1996–February 28, 2007
	Admiral Treasury	Average
Fiscal	Money Market Fund	Fund[1]
Year	Total Return	Total Return
1997	5.3%	4.8%
1998	5.3	4.8
1999	4.7	4.2
2000	5.5	5.0
2001	5.3	4.7
2002	2.1	1.6
2003	1.2	0.7
2004	0.9	0.4
2005	2.3	1.6
2006	4.2	3.5
2007[2]	2.5	2.1
SEC 7-Day Annualized Yield (2/28/2007): 4.98%

Average Annual Total Returns: Periods Ended December 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Admiral Treasury Money Market Fund	12/14/1992	4.71%	2.29%	3.67%

1 Derived from iMoneyNet Money Fund Report’s Average 100% Treasury Fund.

2 Six months ended February 28, 2007.

Note: See Financial Highlights table on page 47 for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
U.S. Government Securities (104.0%)
U.S. Treasury Bill	4.700%–4.975%	3/1/07	728,136	728,137
U.S. Treasury Bill	4.947%–5.085%	3/8/07	1,510,192	1,508,726
U.S. Treasury Bill	5.136%–5.151%	3/15/07	635,552	634,287
U.S. Treasury Bill	4.915%–5.171%	3/22/07	1,865,322	1,859,922
U.S. Treasury Bill	4.927%–5.151%	3/29/07	1,450,535	1,445,030
U.S. Treasury Bill	4.940%–4.989%	4/5/07	1,318,453	1,312,238
U.S. Treasury Bill	4.999%–5.004%	4/12/07	783,206	778,694
U.S. Treasury Bill	5.051%–5.061%	4/19/07	29,651	29,450
U.S. Treasury Bill	5.063%–5.066%	4/26/07	809,834	803,534
U.S. Treasury Bill	5.049%–5.079%	5/3/07	1,261,453	1,250,398
U.S. Treasury Bill	4.949%–5.125%	5/10/07	1,504,896	1,490,319
U.S. Treasury Bill	4.955%–5.091%	5/17/07	1,370,870	1,356,376
U.S. Treasury Bill	4.970%–5.102%	5/24/07	1,905,000	1,882,723
U.S. Treasury Bill	4.972%–5.105%	5/31/07	1,325,000	1,308,376
U.S. Treasury Bill	4.977%	6/7/07	193,286	190,732
U.S. Treasury Bill	4.979%–5.003%	6/14/07	382,574	377,129
U.S. Treasury Bill	4.993%	6/21/07	562,500	553,969
U.S. Treasury Bill	5.014%	6/28/07	130,000	127,899
U.S. Treasury Bill	5.024%–5.027%	7/5/07	375,372	368,932
Total U.S. Government Securities (Cost $18,006,871)				18,006,871
Other Assets and Liabilities (–4.0%)
Other Assets—Note B				79,188
Payables for Investment Securities Purchased				(715,763)
Other Liabilities				(52,793)
				(689,368)
Net Assets (100%)
Applicable to 17,318,440,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				17,317,503
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At February 28, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	17,318,443	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(940)	—
Unrealized Appreciation	—	—
Net Assets	17,317,503	$1.00

•	See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2007
($000)
Investment Income
Income
Interest	410,443
Total Income	410,443
Expenses
The Vanguard Group—Note B
Investment Advisory Services	623
Management and Administrative	5,808
Marketing and Distribution	2,149
Custodian Fees	109
Shareholders’ Reports	27
Trustees’ Fees and Expenses	9
Total Expenses	8,725
Net Investment Income	401,718
Realized Net Gain (Loss) on Investment Securities Sold	649
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	402,367

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	401,718	622,279
Realized Net Gain (Loss)	649	(587)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	402,367	621,692
Distributions
Net Investment Income	(401,718)	(622,279)
Realized Capital Gain	—	—
Total Distributions	(401,718)	(622,279)
Capital Share Transactions (at $1.00)
Issued	7,795,850	16,807,460
Issued in Lieu of Cash Distributions	382,349	592,915
Redeemed	(6,843,717)	(15,254,987)
Net Increase (Decrease) from Capital Share Transactions	1,334,482	2,145,388
Total Increase (Decrease)	1,335,131	2,144,801
Net Assets
Beginning of Period	15,982,372	13,837,571
End of Period	17,317,503	15,982,372

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	Feb. 28,	Year Ended August 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.025	.041	.023	.009	.012	.021
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.025	.041	.023	.009	.012	.021
Distributions
Dividends from Net Investment Income	(.025)	(.041)	(.023)	(.009)	(.012)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.025)	(.041)	(.023)	(.009)	(.012)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	2.48%	4.22%	2.29%	0.91%	1.20%	2.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,318	$15,982	$13,838	$13,270	$13,129	$10,608
Ratio of Total Expenses to
Average Net Assets	0.11%*	0.13%	0.13%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.94%*	4.15%	2.27%	0.91%	1.18%	2.09%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2007, the fund had contributed capital of $1,590,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 50 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 50 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares). If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended February 28, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Money Market Fund	8/31/2006	2/28/2007	Period[1]
Based on Actual Fund Return
Prime
Investor Shares	$1,000.00	$1,025.60	$1.31
Institutional Shares	1,000.00	1,026.44	0.45
Federal	1,000.00	1,025.28	1.31
Treasury	1,000.00	1,024.00	1.30
Admiral Treasury	1,000.00	1,024.78	0.55
Based on Hypothetical 5% Yearly Return
Prime
Investor Shares	$1,000.00	$1,023.51	$1.30
Institutional Shares	1,000.00	1,024.35	0.45
Federal	1,000.00	1,023.51	1.30
Treasury	1,000.00	1,023.51	1.30
Admiral Treasury	1,000.00	1,024.25	0.55

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.26% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.26%; for the Treasury Money Market Fund, 0.26%; for the Admiral Treasury Money Market Fund, 0.11%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
147 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
147 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for the
Hearing-Impaired > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD ADMIRAL FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.